Financial instruments (Detail 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	R$ 170,897	R$ 131,260	R$ 117,553
Additional Allowance for expected credit losses of trade accounts receivable	117,530	89,882
Reversal, allowance account for credit losses of financial assets	(14,372)	(34,151)
Write-off, Allowance for expected credit losses of trade accounts receivable	50,782	42,024
Transfer to assets held for sale, expected credit losses of trade accounts receivable	R$ 12,739	R$ 0